Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manor Investment Funds Inc
Entity Central Index Key	0001003924
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Manor Fund
Shareholder Report [Line Items]
Fund Name	MANOR FUND
Class Name	Manor Fund
Trading Symbol	MNRMX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Manor Fund - MNRMX (the “Fund”) for the period January 1, 2025 to June 30 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.
Additional Information Phone Number	1-800-787-3334.
Additional Information Email	www.manorfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Fund	$65	1.25%

*Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Net Assets	$ 10,100,000
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 35,813
Investment Company, Portfolio Turnover	6.67%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$10.1 MILLION	30	6.67%	$35,813

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	Microsoft Corp.	6.20%
2.	Applied Materials, Inc.	6.15%
3.	Netflix, Inc.	5.81%
4.	Vertiv Holdings Co., Class A	4.94%
5.	JP Morgan Chase & Co.	4.54%
6.	Booking Holdings, Inc.	4.53%
7.	AppLovin Corp., Class A	4.27%
8.	Apollo Global Management, Inc. Class A	4.01%
9.	Royal Caribbean Cruises Ltd.	3.75%
10.	Cencora, Inc.	3.57%
	Total % of Net Assets	47.77%

Updated Prospectus Phone Number	1-800-787-3334.
Updated Prospectus Email Address	www.manorfunds.com
Growth Fund
Shareholder Report [Line Items]
Fund Name	MANOR GROWTH FUND
Class Name	Manor Growth Fund
Trading Symbol	MNRGX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Manor Growth Fund - MNRGX (the “Fund”) for the period January 1, 2025 to June 30 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.
Additional Information Phone Number	1-800-787-3334
Additional Information Email	www.manorfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Growth Fund	$49	0.99%

*Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 16,800,000
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 61,917
Investment Company, Portfolio Turnover	6.47%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$16.8 MILLION	26	6.47%	$61,917

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	Apple, Inc.	10.45%
2.	Netflix, Inc.	6.18%
3.	Microsoft Corp.	6.14%
4.	United Rentals, Inc.	6.12%
5.	Amazon.com, Inc.	6.08%
6.	Eli Lilly & Co.	5.62%
7.	Vertiv Holdings Co., Class A	5.21%
8.	AppLovin Corp., Class A	4.40%
9.	Apollo Global Management, Inc. Class A	4.26%
10.	Palo Alto Networks, Inc.	3.77%
	Total % of Net Assets	58.23%

Updated Prospectus Phone Number	1-800-787-3334
Updated Prospectus Email Address	www.manorfunds.com
Bond Fund
Shareholder Report [Line Items]
Fund Name	MANOR BOND FUND
Class Name	Manor Bond Fund
Trading Symbol	MNRBX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Manor Bond Fund - MNRBX (the “Fund”) for the period January 1, 2025 to June 30, 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.
Additional Information Phone Number	1-800-787-3334
Additional Information Email	www.manorfunds.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Bond Fund	$48	0.95%

*Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 2,600,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 6,289
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$2.6 MILLION	8	0.00%	$6,289

Holdings [Text Block]
Largest Holdings [Text Block]

top holdings (% OF NET ASSETS)

1.	US Treasury Note, 4.25%, Due 11/15/2034	29.27%
2.	US Treasury Note, 4.125%, due 11/15/2032	25.46%
3.	US Treasury Note, 0.50%, Due 02/28/2026	15.19%
4.	US Treasury Note, 1.75%, Due 11/15/2029	11.64%
5.	US Treasury Note, Series C, 0.625% Due 05/15/2030	5.85%
6.	US Treasury Note, 1.50%, Due 08/15/2026	5.68%
7.	US Treasury Note, 2.875%, Due 05/15/2028	3.80%
8.	Goldman Sachs Financial Square Treasury Instruments Fund	2.79%
	Total % of Net Assets	99.68%

Updated Prospectus Phone Number	1-800-787-3334
Updated Prospectus Email Address	www.manorfunds.com